Other income net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income:
Exchange gain / (loss), net	$ (66)	$ (93)	$ 77
Rental income	46	37	50
Government subsidies - Employment Support Scheme	0	69	0
Other income, net	$ (20)	$ 13	$ 127